Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of detailed information about property, plant and equipment

Electronic equipment
(as restated)
RMB’000
At January 1, 2021
Cost	—
Accumulated depreciation	—
Net carrying amount	—

At January 1, 2021, net of accumulated depreciation	—
Additions	606
Depreciation provided during the year	(58)
At December 31, 2021, net of accumulated depreciation	548

At December 31, 2021
Cost	606
Accumulated depreciation	(58)
Net carrying amount	548